Inventories - Changes of Allowance for Inventories Valuation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Allowance for inventories valuation, beginning balance	₩ 316,557	₩ 161,929	₩ 131,642
Loss on valuation of inventories	309,317	259,678	78,783
Realization on sale of inventories	(256,969)	(97,749)	(49,528)
Others	(21,328)	(7,301)	1,032
Allowance for inventories valuation, ending balance	₩ 347,577	₩ 316,557	₩ 161,929